Combined Prospectus	Oct. 07, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount of Securities Previously Registered | shares	36,685,155
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 193,330,766.85
Form Type	S-1
File Number	333-278769
Initial Effective Date	May 31, 2024
Combined Prospectus Note	No registration fee is payable in connection with the remaining portion of the securities previously registered on a registration statement on Form S-1 (File No. 333-278769), which was declared effective on May 31, 2024 (the "2024 Registration Statement") because such remaining portion of securities are being transferred from the 2024 Registration pursuant to Rule 429(b) under the Securities Act. See "Explanatory Note" in this registration statement.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount of Securities Previously Registered | shares	9,931,851
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 10,378,784.30
Form Type	S-1
File Number	333-291120
Initial Effective Date	Jan. 30, 2026
Combined Prospectus Note	No registration fee is payable in connection with the remaining portion of the securities previously registered on a registration statement on Form S-1 (File No. 333-291120), which was declared effective on January 30, 2026 (the "2026 Registration Statement") because such remaining portion of securities are being transferred from the 2026 Registration pursuant to Rule 429(b) under the Securities Act. See "Explanatory Note" in this registration statement.
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount of Securities Previously Registered | shares	10,713,607
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 11,195,719.32
Form Type	S-1
File Number	333-291120
Initial Effective Date	Jan. 30, 2026
Combined Prospectus Note	No registration fee is payable in connection with the remaining portion of the securities previously registered on a registration statement on Form S-1 (File No. 333-291120), which was declared effective on January 30, 2026 (the "2025 Registration Statement") because such remaining portion of securities are being transferred from the 2025 Registration pursuant to Rule 429(b) under the Securities Act. See "Explanatory Note" in this registration statement.